Share-based compensation - Summary of Stock Option Activity and Related Information (Detail) shares in Thousands	12 Months Ended
	Oct. 31, 2025 shares $ / shares	Oct. 31, 2024 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of options, outstanding at beginning of period | shares	7,375	7,767
Number of options, granted | shares	916	1,666
Number of options, exercised | shares	(796)	(1,720)
Number of options, forfeited | shares	(5)	(338)
Number of options, outstanding at end of period | shares	7,490	7,375
Number of options, exercisable at end of period | shares	3,522	3,212
Weighted average exercise price, outstanding at beginning of period | $ / shares	$ 113	$ 106.01
Weighted average exercise price, granted | $ / shares	177.97	125.37
Weighted average exercise price, exercised | $ / shares	90.31	91.03
Weighted average exercise price, forfeited | $ / shares	114.04	124.64
Weighted average exercise price, outstanding at end of period | $ / shares	123.37	113
Weighted average exercise price, exercisable at end of period | $ / shares	$ 105.02	$ 97.02